Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 4 — ACCOUNTS RECEIVABLE, NET

Trade accounts receivable consisted of the following:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Accounts receivable	9,180,956	19,102,831	2,731,669
Allowance for expected credit losses	(806,348)	(662,349)	(94,715)
Total	8,374,608	18,440,482	2,636,954

The following table presents movement of allowance for expected credit losses against accounts receivable:

	For the Years Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Balance at the beginning of the year	—	846,683	806,348	115,306
Accrual/(reversal)	903,326	(40,335)	33,513	4,792
Write off	(56,643)	—	(177,512)	(25,383)
Balance at the end of the year	846,683	806,348	662,349	94,715